Pension and Other Benefit Programs - Estimated Future Benefit Payments (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2019	$ 534
2020	544
2021	579
2022	618
2023	656
2024 - 2028	3,827
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
2019	51
2020	54
2021	58
2022	63
2023	68
2024 - 2028	$ 404